Summary of Impact of Derivative Financial Instruments to Consolidated Statements of Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Unrealized Gain (Loss) on Derivatives and Commodity Contracts	$ (552,454)	$ 142,376	$ 91,325
Freestanding Derivatives
Derivative [Line Items]
Realized Gains (Losses)	40,096	8,222	(2,207)
Net Change in Unrealized Gains (Losses)	(592,550)	134,154	93,532
Freestanding Derivatives | Total Return Swaps
Derivative [Line Items]
Realized Gains (Losses)	15,775	1,654	(1,254)
Net Change in Unrealized Gains (Losses)	6,381	5,290	2,130
Freestanding Derivatives | Credit Default Swap
Derivative [Line Items]
Realized Gains (Losses)	(413)	(231)	(1,488)
Net Change in Unrealized Gains (Losses)	363	73	1,112
Freestanding Derivatives | Interest Rate Contracts
Derivative [Line Items]
Realized Gains (Losses)	24,291	15,319	1,727
Net Change in Unrealized Gains (Losses)	(87,177)	167,706	89,702
Freestanding Derivatives | Foreign Currency Contracts
Derivative [Line Items]
Realized Gains (Losses)	443	(8,520)	(1,152)
Net Change in Unrealized Gains (Losses)	3,288	9,666	608
Freestanding Derivatives | Equity Options
Derivative [Line Items]
Net Change in Unrealized Gains (Losses)	$ (515,405)	$ (48,581)
Freestanding Derivatives | Other
Derivative [Line Items]
Realized Gains (Losses)			(40)
Net Change in Unrealized Gains (Losses)			$ (20)